Supplementary Financial Information (Schedule Of Operating Lease, Third Party Joint Project And Other Obligations) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Supplementary Financial Information [Abstract]
Retirement plans and other employee benefits	$ 124	$ 66
Operating lease liabilities	5	6
Investment tax credits	100	4
Other	76	70
Total operating lease, third party joint project and other obligations	$ 305	$ 146